Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Business Combination

The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of stockholders’ equity for the year ended December 31, 2020:

Recapitalization
Cash – FEAC trust and cash, net of redemptions	$689,979
Cash – Private Placement Financing	158,531
Non-cash net assets assumed from FEAC	—
Less: cash consideration paid to Old Skillz stockholders	(566,204)
Less: transaction costs and advisory fees incurred by FEAC	(35,822)
Net cash contributions from Business Combination and PIPE Financing	246,484
Less: non-cash fair value of Public and Private Common Stock Warrants (Restated)(1)	(155,183)
Less: non-cash net assets assumed from FEAC	—
Less: accrued transaction costs and advisor fees incurred by Skillz	(16,058)
Net Business Combination and PIPE financing (Restated)	$75,243
(1)Net of $1.0 million of transaction costs and advisor fees incurred by Skillz attributable to the Public and Private Common Stock Warrants.

The number of shares of common stock issued immediately following the consummation of the Business Combination (share numbers are not in thousands):

Recapitalization
Common stock, outstanding prior to Business Combination	69,000,000
Less: redemption of FEAC shares	(2,140)
Common stock of FEAC	68,997,860
FEAC sponsor shares	6,350,200
Earnout shares	10,000,000
Shares issued in Private Placement Financing	15,853,052
Business Combination and Private Placement Financing shares – Class A common stock	101,201,112
Old Skillz shares converted to New Skillz Class A common stock(1)	191,932,861
Old Skillz shares converted to New Skillz Class B common stock(2)	76,663,551
Total shares of common stock immediately after Business Combination	369,797,524
(1)

The number of Old Skillz shares converted to Class A common stock was determined from 332,690,933 shares of Old Skillz Class B common stock outstanding immediately prior to the closing of the Business Combination, including shares of redeemable convertible preferred stock, converted at the Exchange Ratio, less 56,620,419 shares of New Skillz stock which were repurchased from Old Skillz stockholders as part of the Business Combination. All fractional shares were rounded down.

(2)

The number of Old Skillz shares converted to Class B common stock was determined from the 102,614,847 shares of Old Skillz Class A common stock outstanding immediately prior to the closing of the Business Combination, including shares of convertible preferred stock, converted at the Exchange Ratio. All fractional shares were rounded down.